SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interests (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Non-controlling interests	$ 0	$ 0
Minimum period to prepare for intended use of qualifying assets	12 years